Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments And Contingencies Disclosure
Lease commitments

As of December 31, 2015, future minimum rental payments required under operating leases and rental receipts expected under operating leases that have noncancellable lease terms in excess of one year were as follows:

	Operating Leases	Operating Leases
	Future Minimum	Future Minimum
	Rental Payments	Rental Receipts
(Dollars in thousands)
2016	$156,882	$48,304
2017	136,248	40,180
2018	117,806	31,940
2019	100,894	21,608
2020	87,993	10,184
Thereafter	724,217	1,238
Total	$1,324,040	$153,454